Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 26, 2021
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
CIK	dei_EntityCentralIndexKey	0001424212
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 01, 2021
Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2021
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A